[LOGO OF FEDERATED INVESTORS]

                                                         Federated
                                                         Stock and Bond
                                                         Fund, Inc.
                                                         (formerly, Stock and
                                                         Bond Fund, Inc.)




                                                         Annual Report
                                                         October 31, 1996



                                                         Established 1986


                                                                GROWTH & INCOME



President's Message

------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Federated Stock and Bond Fund, Inc. for the 12-month period from November 1, 1995, through October 31, 1996. First, you will find a discussion with portfolio managers Peter R. Anderson, Senior Vice President, and Joseph Balestrino, Vice President, Federated Management. Following their discussions, detailing both the stock and bond markets and the fund's strategies, are a series of performance charts, a complete listing of the fund's holdings, and the financial statements.

Federated Stock and Bond Fund, Inc. enables investors to participate in the benefits of two key financial markets. This diversification helps provide a degree of protection of your capital in uncertain economic times as you pursue growth of capital and income. The fund's balanced portfolio reflects an emphasis on diversification and quality. At the end of the report period, holdings were diversified across more than 160 stocks and bonds.

During the report period, the fund's stock holdings helped the portfolio weather a volatile bond market. A net asset value increase, good income distributions, and capital gains helped the Class A Shares of the fund produce a total return of 14.57% based on net asset value for the period ended October 31, 1996.*

                    NAV              Capital Total
                     Increase             Income  Gains     Return

Class A Shares $18.38 to $18.96=3% $0.61     $1.21     14.57%

The fund's Class A Shares were joined by two new share classes Class B Shares
                                                              -
and Class C Shares which began operation on August 30, 1996.
                  -

Thank you for participating in the growth and income potential of Federated Stock and Bond Fund, Inc. Remember, it is easy to increase your participation in the performance potential of a diversified stock and bond portfolio by reinvesting your earnings automatically in additional fund shares.

As always, we welcome your comments, questions and suggestions.
Sincerely,




John F. Donahue
President
December 15, 1996


*Performance quoted is based on net asset value and reflects past performance.
 Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period based on offering price for Class A Shares was 8.27%.






Investment Review

-------------------------------------------------------------------------------

Peter R. Anderson
Senior Vice President
Federated Management




Joseph Balestrino
Vice President
Federated Management


During the 12-month report period, the strong stock market and weak bond market both displayed volatility, with both ending on strong notes. What is your analysis?

During the last 12 months, market actions might have combined the best of both worlds.

Regarding the stock market, for the 12 months ended October 31, 1996, the Standard & Poor's 500 Index* ("S&P 500") had a total return of 24.10%, continuing the market strength that began in late 1994. The market did correct about 9% in the May 1996 to July 1996 period, but came roaring back as strong second quarter earnings were reported, and investors sharply increased their purchases of equity mutual funds. Also, long-term interest rates declined during the July 1996 to October 1996 period, supporting an upward revaluation of equities. Part of the market's strength in October was due to the probable outcome of the election. With no one party controlling both the White House and Congress, federal spending and inflation should remain constrained.

For the bond market, the period was generally negative for high-quality bonds due to stronger than anticipated economic growth that caused interest rates to rise across the entire maturity spectrum. In this environment, mortgage-backed bonds and corporate bonds (known as spread products) outperformed comparable-maturity Treasury issues. Toward the end of the report period, investors in corporate bonds particularly the lower medium- to low-quality area
                            -
of the market were especially well compensated as credit fundamentals continued
             -
to improve and demand rose in the secondary corporate market due to a summer lull in new issues. Over the 12-month period covered by this report, the total return of the bond market as measured by the Lehman Brothers Government/Corporate Bond Index* was 5.39%.

*Standard & Poor's 500 Index is a composite index of common stocks in industry, transportation, and financial and public utility companies that can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. Lehman Brothers Government/Corporate Bond Index is comprised of a large universe of bonds issued by industrial, utility and financial companies which have a minimum rating of Baa by Moody's Investors Service, Inc., BBB by Standard & Poor's Ratings Group or, in the case of junk bonds not rated by either of the previously mentioned services, BBB by Fitch Investors Service, Inc. These indices are unmanaged, and investments may not be made in an index.




-------------------------------------------------------------------------------

Balance between stock and bond holdings is a popular investment objective of many investors. How does Federated Stock and Bond Fund, Inc. combine stock and bond investments?

Federated Stock and Bond Fund, Inc. invests 60%-70% of its assets in high quality stocks and 30%-40% in corporate and government bonds. This allocation helps the fund pursue growth without undue risk, as well as a reasonable level of current income. At the end of the report period, more than 59% of the fund's portfolio was invested in stocks with 38.9% invested in bonds.

How did the fund perform for its shareholders during the one-year period from November 1, 1995, through October 31, 1996?

For the 12-month period, the fund's Class A Shares produced a strong total return of 14.57%.** This performance is based on net asset value and includes capital appreciation, income dividends, and capital gains.

Founded in 1968, the fund has continued to show solid, long-term results. For example, annualized total returns based on net asset value for Class A Shares for the 5-year, 10-year, and since-inception (12/31/68) periods ending October 31, 1996, were 10.63%, 9.25%, and 8.55%, respectively.**

Did you make any significant changes to the fund's holdings during the period?

Our stock selection process is primarily bottom-driven, which means we focus on selecting quality individual stocks according to value, price momentum and earnings estimates and not on attempting to time the market. These disciplines
                  -
are especially important in our current higher risk market environment. Purchases and sales reflect a move toward greater diversification and less cyclically sensitive stocks as we increased holdings in Consumer Non-Durables, Energy, Retail and Utilities, and reduced holdings with deteriorating earnings outlooks in Basic Industry and Technology. Currently, no sectors are heavily overweighted or underweighted in the portfolio as compared to the S&P 500.

**The total return for Class A Shares based on offering price was 8.27%. Total returns for Class B Shares and Class C Shares, which began operation on 8/30/96, were 5.98% and 5.98% based on net asset value, and 0.50% and 3.95% based on offering price, respectively. Total returns for Class A Shares based on offering price for the 5-year, 10-year, and since inception (12/31/68) periods ending October 31, 1996, were 9.38%, 8.63%, and 8.33%, respectively.





-------------------------------------------------------------------------------


Recent additions include the following stocks:

H. J. Heinz Co.  The stock of this major food producer has underperformed since
                -
early 1996 creating an opportunity for value managers. We expect earnings of Heinz to grow over the next 12 months.

United Healthcare HMO stocks, including United Healthcare, declined
                 -
significantly in the first half of 1996. We expect United to resume earnings per share growth with modest rate increase and rapid enrollment growth.

Marsh and McLennan This company is the largest insurance broker in the U.S.,
                  -
and provides other financial services such as money management. The stock, in our opinion, is one of the most undervalued stocks in the Finance sector of our universe.

Dayton-Hudson Dayton's earnings have been lackluster for the past 5 years, as
             -
the discount division of this retailer (Target) has done well, but margins have suffered in the company's other divisions. We expect a significant earnings recovery over the next year.

Regarding bonds, during the second half of the fiscal year period, the fund's management concluded that the interest rate increase represented an attractive opportunity to lengthen the bond portfolio's average maturity. Inflation has remained subdued throughout 1996, and thus, the rise in rates was viewed as a means to capture a higher inflation-adjusted investment, i.e. real rate of return. As a result, the bond portion moved from a neutral maturity position to a longer position relative to the Lehman Brothers Government/Corporate Bond Index. No significant changes were made to the overall quality or sector weightings.




-------------------------------------------------------------------------------


What were the fund's top 10 holdings in stocks and bonds as of October 31, 1996, and how are the fund's holdings diversified by industry and quality?

The top holdings and sector weightings were as follows:

Stocks
Name                            % of Stock Portfolio
Philip Morris Cos., Inc.            2.5%
Unilever N.V.                             2.5%
CIGNA Corp.                               2.3%
Marsh & McLennan Cos., Inc.              2.2%
MCI Communications Corp.            2.0%
Wal-Mart Stores, Inc.                       2.0%
Texaco, Inc.                              1.9%
Avon Products, Inc.                    1.9%
Bristol-Myers Squibb Co.                   1.9%
Federal National Mortgage Assn.               1.8%
Total % of stock portfolio              21.0%


Sector Weightings
Asset Class              % of Stock Portfolio     % of S&P 500
Consumer Non-Durables              14.2%                12.0%
Finance                             15.0%               14.8%
Utilities                         12.2%            10.5%
Energy Minerals                   12.3%             9.1%
Health Care                      11.6%             10.5%
Technology                        7.7%             13.9%
Basic Industry                    6.9%              6.5%
Producer Manufacturing              5.3%                 7.5%
Retail Trade                      5.3%              4.8%
Miscellaneous                     3.4%              0.0%
Services                     3.4%              5.2%
Consumer Durables              2.0%                 3.9%
Transportation                    0.7%              1.4%
Total % of stock portfolio     100.0%             100.1%




-------------------------------------------------------------------------------


Bonds
Name                                         % of Bond Portfolio
U.S. Treasury Bond, 11.625% due 11/15/04            10.50%
U.S. Treasury Note, 6.250% due 06/30/98                 9.75%
U.S. Treasury Bond, 7.250% due 05/15/16                 7.39%
CNA Financial Corp., 7.250% due 11/15/23             3.79%
Bank of Montreal, 7.80% due 04/01/07                    3.13%
Salomon Inc., 7.02% due 09/25/98                   2.75%
American General Corp., 9.625% due 02/01/18          2.67%
Loewen Group International, 8.25% due 04/15/03          2.61%
U.S. Treasury Bond, 9.375% due 02/15/06                 2.56%
Philip Morris, 6.00% due 07/15/01                  2.45%
Total % of bond portfolio                            47.60%

Quality Composition (corporate holdings)


`Graphic representation ``A'' omitted.  See Appendix.''

------------------------------------------------------------------------------

As we approach the close of 1996, what is your outlook for both markets?

With mixed economic signals and the stock market at a new high, the bears have become more vocal, citing various measures that suggest overvaluation. With the market at elevated levels, we do expect more volatility and sector rotation over the next few months. Nevertheless, equity investors should not lose sight of longer term positives underpinning the market. These factors are
incorporated in some of the major themes in our investment strategy   in
                                                                    -
particular industry consolidation, technology, and globalization of markets.

Turning to bonds, our contacts at corporate America strongly suggest to us that the peak in the earnings growth rate occurred during 1995. Thus, with low inflation and a highly leveraged consumer, we have become more positive on the outlook for fixed-income securities and expect to continue gradually extending the average maturity position of the bond portfolio.











Shareholder Meeting Results

------------------------------------------------------------------------------


A Special Meeting of the Shareholders of Federated Stock and Bond Fund, Inc. (formerly, Stock and Bond Fund, Inc.) was held on August 26, 1996. On June 24, 1996, the record date for shareholders voting at the meeting, there were 7,559,566 total outstanding shares. The following item was considered by shareholders and the results of their voting were as follows:

                                Abstentions  Withheld
                                        and Broker     Authority
Agenda Item    For  Against           Non-Votes    to Vote
1. To approve or disapprove changing the Fund's fundamental investment policies and certain of the Fund's fundamental investment limitations to non-fundamental investment policies and non-fundamental investment limitations.

     2,952,184 811,094           156,398                0






Federated Stock & Bond Fund, Inc. (Class A Shares)

------------------------------------------------------------------------------

Growth of $25,000 Invested in Federated Stock & Bond Fund, Inc. (Class A
Shares)

The graph below illustrates the hypothetical investment of $25,000 in the Federated Stock & Bond Fund, Inc. (Class A Shares) (the "Fund") from October 31, 1986 to October 31, 1996 compared to the Standard and Poor's 500 Index (S&P 500)+, the Lehman Brothers Government/Corporate Bond Index (LBGCBI)+ and the Lipper Balanced Funds Average (LBFA).++


`Graphic representation ``B'' omitted.  See Appendix.''

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  *Represents a hypothetical investment of $25,000 in the Fund. As of October 1, 1996, the maximum sales charge was 5.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBGCBI, and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

 **Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  +The S&P 500 and the LBGCBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

 ++The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.


Federated Stock & Bond Fund, Inc. (Class B Shares)

------------------------------------------------------------------------------


Growth of $25,000 Invested in Federated Stock & Bond Fund, Inc. (Class A
Shares)

The graph below illustrates the hypothetical investment of $25,000 in the Federated Stock & Bond Fund, Inc. (Class B Shares) (the "Fund") from August 30, 1996 (start of performance) to October 31, 1996 compared to the Standard and Poor's 500 Index (S&P 500)+, the Lehman Brothers Government/Corporate Bond Index (LBGCBI)+ and the Lipper Balanced Funds Average (LBFA).++



`Graphic representation ``C'' omitted.  See Appendix.''


Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

  *Represents a hypothetical investment of $25,000 in the Fund. The ending value of the Fund reflects a 5.50% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBGCBI and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.
 **Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

  +The S&P 500 and the LBGCBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

 ++The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.






Federated Stock & Bond Fund, Inc. (Class C Shares)

------------------------------------------------------------------------------

Growth of $25,000 Invested in Federated Stock & Bond Fund, Inc. (Class C Shares)

The graph below illustrates the hypothetical investment of $25,000 in the Federated Stock & Bond Fund, Inc. (Class C Shares) (the "Fund") from August 30, 1996 (start of performance) to October 31, 1996 compared to the Standard and Poor's 500 Index (S&P 500)+, the Lehman Brothers Government/Corporate Bond Index (LBGCBI)+ and the Lipper Balanced Funds Average (LBFA).++



`Graphic representation ``D'' omitted.  See Appendix.''

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 *Represents a hypothetical investment of $25,000 in the Fund. The ending value of the Fund reflects a 1.00% contingent deferred sales charge on any redemption less than 1 year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBGCBI and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The S&P 500 and the LBGCBI are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged.

++The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.





Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)
Portfolio of Investments
--------------------------------------------------------------------------------
October 31, 1996

   SHARES                                                                                             VALUE
STOCKS--57.6% ----------------------------------------------------------------------------------
              BASIC INDUSTRY--4.1%
              ----------------------------------------------------------------------------------
      52,500  Allegheny Teledyne, Inc.                                                            $    1,122,188
              ----------------------------------------------------------------------------------
      11,700  Aluminum Co. of America                                                                    685,913
              ----------------------------------------------------------------------------------
      13,500  Betz Laboratories, Inc.                                                                    708,750
              ----------------------------------------------------------------------------------
       9,400  Du Pont (E.I.) de Nemours & Co.                                                            871,850
              ----------------------------------------------------------------------------------
      18,400  International Paper Co.                                                                    786,600
              ----------------------------------------------------------------------------------
      29,500  Morton International, Inc.                                                               1,161,563
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    5,336,864
              ----------------------------------------------------------------------------------  --------------
              CONSUMER DURABLES--1.2%
              ----------------------------------------------------------------------------------
      12,000  General Motors Corp.                                                                       646,500
              ----------------------------------------------------------------------------------
       6,361  Martin Marietta Materials                                                                  151,074
              ----------------------------------------------------------------------------------
      35,000  Rubbermaid, Inc.                                                                           813,750
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    1,611,324
              ----------------------------------------------------------------------------------  --------------
              CONSUMER NON-DURABLES--8.4%
              ----------------------------------------------------------------------------------
      27,200  Avon Products, Inc.                                                                      1,475,600
              ----------------------------------------------------------------------------------
      10,400  CPC International, Inc.                                                                    820,300
              ----------------------------------------------------------------------------------
      14,900  Heinz (H.J.) Co.                                                                           528,950
              ----------------------------------------------------------------------------------
      56,300  IBP, Inc.                                                                                1,407,500
              ----------------------------------------------------------------------------------
      10,300  Kimberly-Clark Corp.                                                                       960,475
              ----------------------------------------------------------------------------------
      21,200  Philip Morris Cos., Inc.                                                                 1,963,650
              ----------------------------------------------------------------------------------
      24,800  Tambrands, Inc.                                                                          1,057,100
              ----------------------------------------------------------------------------------
      12,500  Unilever N.V., ADR                                                                       1,910,938
              ----------------------------------------------------------------------------------
      12,900  V.F. Corp.                                                                                 843,338
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                   10,967,851
              ----------------------------------------------------------------------------------  --------------
              ENERGY MINERALS--7.4%
              ----------------------------------------------------------------------------------
      25,700  Baker Hughes, Inc.                                                                         915,563
              ----------------------------------------------------------------------------------
      20,000  Chevron Corp.                                                                            1,315,000
              ----------------------------------------------------------------------------------
      13,200  Exxon Corp.                                                                         $    1,169,850
              ----------------------------------------------------------------------------------



Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
              ENERGY MINERALS--CONTINUED
              ----------------------------------------------------------------------------------
      38,200  Occidental Petroleum Corp.                                                                 935,900
              ----------------------------------------------------------------------------------
       4,300  Royal Dutch Petroleum Co., ADR                                                             711,113
              ----------------------------------------------------------------------------------
      14,700  Texaco, Inc.                                                                             1,493,888
              ----------------------------------------------------------------------------------
      52,800  USX Corp.                                                                                1,155,000
              ----------------------------------------------------------------------------------
      38,238  Union Pacific Resources Group, Inc.                                                      1,051,554
              ----------------------------------------------------------------------------------
      12,800  Western Atlas, Inc.                                                                        888,000
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    9,635,868
              ----------------------------------------------------------------------------------  --------------
              FINANCE--8.8%
              ----------------------------------------------------------------------------------
      23,700  Allstate Corp.                                                                           1,330,163
              ----------------------------------------------------------------------------------
      13,500  CIGNA Corp.                                                                              1,761,750
              ----------------------------------------------------------------------------------
      14,500  Chase Manhattan Corp.                                                                    1,243,375
              ----------------------------------------------------------------------------------
       9,400  Citicorp                                                                                   930,600
              ----------------------------------------------------------------------------------
      12,300  Dean Witter, Discover & Co.                                                                724,163
              ----------------------------------------------------------------------------------
      36,300  Federal National Mortgage Association                                                    1,420,238
              ----------------------------------------------------------------------------------
      16,000  Marsh & McLennan Cos., Inc.                                                              1,666,000
              ----------------------------------------------------------------------------------
      19,600  National City Corp.                                                                        850,150
              ----------------------------------------------------------------------------------
      17,300  Providian Corp.                                                                            813,100
              ----------------------------------------------------------------------------------
      14,899  Travelers Group, Inc.                                                                      808,271
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                   11,547,810
              ----------------------------------------------------------------------------------  --------------
              HEALTH CARE--7.0%
              ----------------------------------------------------------------------------------
      23,000  Abbott Laboratories                                                                      1,164,375
              ----------------------------------------------------------------------------------
      20,300  American Home Products Corp.                                                             1,243,375
              ----------------------------------------------------------------------------------
      22,500  Bausch & Lomb, Inc.                                                                        759,375
              ----------------------------------------------------------------------------------
      42,400  Biomet, Inc.                                                                               683,700
              ----------------------------------------------------------------------------------
      13,500  Bristol-Myers Squibb Co.                                                                 1,427,625
              ----------------------------------------------------------------------------------
      20,100  Columbia/HCA Healthcare Corp.                                                              718,575
              ----------------------------------------------------------------------------------
      52,400  Healthsource, Inc.                                                                  $      641,900
              ----------------------------------------------------------------------------------



Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
              HEALTH CARE--CONTINUED
              ----------------------------------------------------------------------------------
      11,800  Merck & Co., Inc.                                                                          874,675
              ----------------------------------------------------------------------------------
      12,300  Smithkline Beecham Corp., ADR                                                              770,288
              ----------------------------------------------------------------------------------
      22,500  United Healthcare Corp.                                                                    852,188
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    9,136,076
              ----------------------------------------------------------------------------------  --------------
              PRODUCER MANUFACTURING--3.1%
              ----------------------------------------------------------------------------------
      11,100  FMC Corp.                                                                                  817,238
              ----------------------------------------------------------------------------------
      11,400  General Electric Co.                                                                     1,102,950
              ----------------------------------------------------------------------------------
       9,000  Loews Corp.                                                                                743,625
              ----------------------------------------------------------------------------------
      16,000  Textron, Inc.                                                                            1,420,000
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    4,083,813
              ----------------------------------------------------------------------------------  --------------
              RETAIL TRADE--3.2%
              ----------------------------------------------------------------------------------
      28,800  Dayton-Hudson Corp.                                                                        997,200
              ----------------------------------------------------------------------------------
       6,500  Great Atlantic & Pacific Tea Co., Inc.                                                     195,000
              ----------------------------------------------------------------------------------
      28,900  Sears, Roebuck & Co.                                                                     1,398,038
              ----------------------------------------------------------------------------------
      58,000  Wal-Mart Stores, Inc.                                                                    1,544,250
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    4,134,488
              ----------------------------------------------------------------------------------  --------------
              SERVICES--2.0%
              ----------------------------------------------------------------------------------
      14,000  Block (H&R), Inc.                                                                          346,500
              ----------------------------------------------------------------------------------
      47,800  Browning-Ferris Industries, Inc.                                                         1,254,750
              ----------------------------------------------------------------------------------
      13,800  Gannett Co., Inc.                                                                        1,047,075
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    2,648,325
              ----------------------------------------------------------------------------------  --------------
              TECHNOLOGY--4.6%
              ----------------------------------------------------------------------------------
      24,000  Analog Devices, Inc.                                                                       624,000
              ----------------------------------------------------------------------------------
      26,400  Electronic Data Systems Corp.                                                            1,188,000
              ----------------------------------------------------------------------------------
      10,000  Intel Corp.                                                                              1,098,750
              ----------------------------------------------------------------------------------
       3,200  International Business Machines Corp.                                                      412,800
              ----------------------------------------------------------------------------------
       6,153  Lockheed Martin Corp.                                                               $      551,463
              ----------------------------------------------------------------------------------



Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
              TECHNOLOGY--CONTINUED
              ----------------------------------------------------------------------------------
       7,907  Lucent Technologies, Inc.                                                                  371,629
              ----------------------------------------------------------------------------------
      14,300  Raytheon Co.                                                                               704,275
              ----------------------------------------------------------------------------------
      19,000  Rockwell International Corp.                                                             1,045,000
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    5,995,917
              ----------------------------------------------------------------------------------  --------------
              TRANSPORTATION--0.4%
              ----------------------------------------------------------------------------------
      10,200  Union Pacific Corp.                                                                        572,475
              ----------------------------------------------------------------------------------  --------------
              UTILITIES--7.4%
              ----------------------------------------------------------------------------------
      24,400  AT&T Corp.                                                                                 850,950
              ----------------------------------------------------------------------------------
      24,800  CMS Energy Corp.                                                                           784,300
              ----------------------------------------------------------------------------------
      16,800 (a) Columbia Gas System, Inc.                                                             1,020,600
              ----------------------------------------------------------------------------------
      25,700  Enron Corp.                                                                              1,195,050
              ----------------------------------------------------------------------------------
      17,100  FPL Group, Inc.                                                                            786,600
              ----------------------------------------------------------------------------------
      30,000  GTE Corp.                                                                                1,263,750
              ----------------------------------------------------------------------------------
      61,500  MCI Communications Corp.                                                                 1,545,188
              ----------------------------------------------------------------------------------
      33,900  Pacific Gas & Electric Co.                                                                 796,650
              ----------------------------------------------------------------------------------
      32,500  Southern Co.                                                                               719,063
              ----------------------------------------------------------------------------------
      28,900  TECO Energy, Inc.                                                                          711,663
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    9,673,814
              ----------------------------------------------------------------------------------  --------------
              TOTAL COMMON STOCKS (IDENTIFIED COST $60,347,607)                                       75,344,625
              ----------------------------------------------------------------------------------  --------------
PREFERRED STOCKS--1.2%
------------------------------------------------------------------------------------------------
              CONSUMER NON-DURABLES--0.5%
              ----------------------------------------------------------------------------------
      17,100  Dole Food, Inc., ACES, $2.75                                                               673,313
              ----------------------------------------------------------------------------------  --------------
              PRODUCER MANUFACTURING--0.7%
              ----------------------------------------------------------------------------------
      52,800  Westinghouse Electric Corp., PEPS, Series C, $1.30                                         852,245
              ----------------------------------------------------------------------------------  --------------
              TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,459,585)                                      1,525,558
              ----------------------------------------------------------------------------------  --------------



Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                             VALUE
CORPORATE BONDS--22.9%
------------------------------------------------------------------------------------------------
              BASIC INDUSTRY--0.5%
              ----------------------------------------------------------------------------------
$    500,000  Sweden, Kingdom of, Deb., 10.25%, 11/1/2015                                         $      641,250
              ----------------------------------------------------------------------------------  --------------
              CONSUMER DURABLES--0.6%
              ----------------------------------------------------------------------------------
     750,000  Smurfit Capital, Note, 6.75%, 11/20/2005                                                   736,020
              ----------------------------------------------------------------------------------  --------------
              CONSUMER NON-DURABLES--0.9%
              ----------------------------------------------------------------------------------
   1,281,000  Philip Morris Cos., Inc., Deb., 6.00%, 7/15/2001                                         1,242,109
              ----------------------------------------------------------------------------------  --------------
              ELECTRICAL EQUIPMENT--0.8%
              ----------------------------------------------------------------------------------
   1,000,000  Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007                               1,105,900
              ----------------------------------------------------------------------------------  --------------
              FINANCE--12.4%
              ----------------------------------------------------------------------------------
   1,000,000  African Development Bank, Note, 6.875%, 10/15/2015                                         971,100
              ----------------------------------------------------------------------------------
   1,250,000  American General Corp., S.F. Deb., 9.625%, 2/1/2018                                      1,353,688
              ----------------------------------------------------------------------------------
   1,000,000  Banco Santander, Bank Guarantee, 7.875%, 4/15/2005                                       1,054,600
              ----------------------------------------------------------------------------------
   1,500,000  Bank of Montreal, Sub. Note, 7.80%, 4/1/2007                                             1,589,160
              ----------------------------------------------------------------------------------
   1,000,000  Bayerische Landesbank-NY, Note, 6.20%, 2/9/2006                                            956,100
              ----------------------------------------------------------------------------------
   2,000,000  CNA Financial Corp., Deb., 7.25%, 11/15/2023                                             1,924,200
              ----------------------------------------------------------------------------------
     250,000  Continental Corp., Note, 8.25%, 4/15/1999                                                  260,728
              ----------------------------------------------------------------------------------
   1,000,000  (b)Equitable Life, Note, 7.70%, 12/1/2015                                                1,010,990
              ----------------------------------------------------------------------------------
   1,000,000  Legg Mason, Inc., Note, 6.50%, 2/15/2006                                                   954,920
              ----------------------------------------------------------------------------------
   1,000,000  Morgan Stanley Group, Inc., Deb., 9.25%, 3/1/1998                                        1,042,680
              ----------------------------------------------------------------------------------
   1,000,000  News America Holdings, Inc., 10.125%, 10/15/2012                                         1,154,000
              ----------------------------------------------------------------------------------
   1,000,000  Norwest Financial, Inc., Note, 6.23%, 9/1/1998                                           1,004,440
              ----------------------------------------------------------------------------------
     500,000  Price REIT, Inc., Sr. Note, 7.50%, 11/5/2006                                               498,820
              ----------------------------------------------------------------------------------
   1,375,000  Salomon, Inc., Sr. Note, 7.02%, 9/25/1998                                                1,392,243
              ----------------------------------------------------------------------------------
   1,000,000  Swedish Export Credit, Deb., 9.875%, 3/15/2038                                           1,092,850
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                   16,260,519
              ----------------------------------------------------------------------------------  --------------
              FOOD & BEVERAGE--0.1%
              ----------------------------------------------------------------------------------
     100,000  (b)International Home Foods, Inc., Sr. Sub. Note, 10.375%, 11/1/2006                       100,750
              ----------------------------------------------------------------------------------  --------------



Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                             VALUE
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
              HEALTH CARE--0.9%
              ----------------------------------------------------------------------------------
$  1,000,000  Columbia/HCA Healthcare Corp., Note, 9.00%, 12/15/2014                              $    1,171,230
              ----------------------------------------------------------------------------------  --------------
              PRODUCER MANUFACTURING--1.6%
              ----------------------------------------------------------------------------------
   1,000,000  Anixter International, Inc., Company Guarantee, 8.00%, 9/15/2003                         1,026,760
              ----------------------------------------------------------------------------------
   1,000,000  Joy Technologies, Inc., Sr. Note, 10.25%, 9/1/2003                                       1,106,810
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    2,133,570
              ----------------------------------------------------------------------------------  --------------
              RETAIL TRADE--1.6%
              ----------------------------------------------------------------------------------
   1,000,000  May Department Stores Co., Deb., 8.125%, 8/15/2035                                       1,051,480
              ----------------------------------------------------------------------------------
   1,000,000  Penney (J.C.) Co., Inc., Deb., 7.65%, 8/15/2016                                          1,024,540
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    2,076,020
              ----------------------------------------------------------------------------------  --------------
              SERVICES--1.9%
              ----------------------------------------------------------------------------------
   1,000,000  Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013                                       1,135,000
              ----------------------------------------------------------------------------------
   1,300,000  Loewen Group, Inc., Sr. Note, 8.25%, 4/15/2003                                           1,323,218
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    2,458,218
              ----------------------------------------------------------------------------------  --------------
              TECHNOLOGY--0.8%
              ----------------------------------------------------------------------------------
   1,000,000  Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018                1,007,530
              ----------------------------------------------------------------------------------  --------------
              UTILITIES--0.8%
              ----------------------------------------------------------------------------------
   1,000,000  Michigan Bell Telephone Co., Deb., 7.85%, 1/15/2022                                      1,080,590
              ----------------------------------------------------------------------------------  --------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $29,216,083)                                     30,013,706
              ----------------------------------------------------------------------------------  --------------
GOVERNMENT OBLIGATIONS--15.8%
------------------------------------------------------------------------------------------------
              GOVERNMENT AGENCY SECURITIES--1.1%
              ----------------------------------------------------------------------------------
     500,000  Federal Home Loan Bank System, Deb., 4.76%, 1/15/1998                                      490,880
              ----------------------------------------------------------------------------------
   1,000,000  Federal National Mortgage Association, 0/8.62%, 3/9/2022                                   924,920
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    1,415,800
              ----------------------------------------------------------------------------------  --------------
              MORTGAGE-BACKED SECURITIES--3.0%
              ----------------------------------------------------------------------------------
         897  Federal Home Loan Mortgage Corp., 8.50%, 5/1/1997                                              909
              ----------------------------------------------------------------------------------
$    518,229  Federal National Mortgage Association, 9.00%, 11/1/2021                             $      545,104
              ----------------------------------------------------------------------------------



Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                             VALUE
GOVERNMENT OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES--CONTINUED
              ----------------------------------------------------------------------------------
     769,522  Federal National Mortgage Association, 7.00%, 11/1/2007                                    755,079
              ----------------------------------------------------------------------------------
      33,514  Federal National Mortgage Association, 7.50%, 9/1/2023                                      33,639
              ----------------------------------------------------------------------------------
     318,032  Government National Mortgage Association, 9.50%, 12/15/2020                                343,570
              ----------------------------------------------------------------------------------
     241,233  Government National Mortgage Association, 7.00%, 5/15/2023                                 236,705
              ----------------------------------------------------------------------------------
     734,163  Government National Mortgage Association, 7.00%, 8/15/2023                                 720,383
              ----------------------------------------------------------------------------------
     820,577  Government National Mortgage Association, 8.00%, 9/15/2024                                 839,541
              ----------------------------------------------------------------------------------
     448,105  Government National Mortgage Association, 9.50%, 2/15/2025                                 484,088
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                    3,959,018
              ----------------------------------------------------------------------------------  --------------
              TREASURY SECURITIES--11.7%
              ----------------------------------------------------------------------------------
   4,000,000  United States Treasury Bond, 11.625%, 11/15/2004                                         5,324,400
              ----------------------------------------------------------------------------------
   3,540,000  United States Treasury Bond, 7.25%, 5/15/2016                                            3,745,886
              ----------------------------------------------------------------------------------
   1,070,000  United States Treasury Bond, 9.375%, 2/15/2006                                           1,296,166
              ----------------------------------------------------------------------------------
   4,900,000  United States Treasury Note, 6.25%, 6/30/1998                                            4,944,983
              ----------------------------------------------------------------------------------  --------------
              Total                                                                                   15,311,435
              ----------------------------------------------------------------------------------  --------------
              TOTAL GOVERNMENT OBLIGATIONS (IDENTIFIED COST $19,697,916)                              20,686,253
              ----------------------------------------------------------------------------------  --------------
(C) REPURCHASE AGREEMENT--1.9%
------------------------------------------------------------------------------------------------
   2,430,000  BT Securities Corporation, 5.55%, dated 10/31/1996, due 11/1/1996 (AT AMORTIZED
              COST)                                                                                    2,430,000
              ----------------------------------------------------------------------------------  --------------
              TOTAL INVESTMENTS (IDENTIFIED COST $113,151,191)(D)                                 $  130,000,142
              ----------------------------------------------------------------------------------  --------------


 (a) Non-income producing security.

(b) Denotes a restricted security which is subject to restrictions under Federal Securities laws. At October 31, 1996, these securities amounted to $1,111,740 which represents .9% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated Funds.

(d) The cost of investments for federal tax purposes amounts to $113,219,719. The net unrealized appreciation of investments on a federal tax basis amounts to $16,780,423 which is comprised of $17,327,781 appreciation and $547,358 depreciation at October 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($130,788,926) at October 31, 1996.


Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------

The following acronyms are used throughout this portfolio:

ACES       --         Adjustable Convertible Extendable Securities
ADR        --         American Depository Receipt
FSA        --         Financial Security Assurance
LOC        --         Letter of Credit
PEPS       --         Participating Equity Preferred Stock
REIT       --         Real Estate Investment Trust


(See Notes which are an integral part of the Financial Statements)




Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
October 31, 1996

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified cost $113,151,191, and tax cost $113,219,719)  $130,000,142
---------------------------------------------------------------------------------------------------
Income receivable                                                                                      1,117,631
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                        1,332,936
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                               154,756
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                          4,928
---------------------------------------------------------------------------------------------------  -----------
    Total assets                                                                                     132,610,393
---------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
Payable for investments purchased                                                         $1,033,126
----------------------------------------------------------------------------------------
Payable for shares redeemed                                                                 686,829
----------------------------------------------------------------------------------------
Payable to Bank                                                                              28,039
----------------------------------------------------------------------------------------
Accrued expenses                                                                             73,473
----------------------------------------------------------------------------------------  ---------
    Total liabilities                                                                                  1,821,467
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS for 6,896,434 shares outstanding                                                          $130,788,926
---------------------------------------------------------------------------------------------------  -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $100,362,341
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                            16,848,951
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                          13,295,575
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                      282,059
---------------------------------------------------------------------------------------------------  -----------
    Total Net Assets                                                                                 $130,788,926
---------------------------------------------------------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------------------------
CLASS A SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($130,693,561 / 6,891,406 shares outstanding)                                   $18.96
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share (100/94.50 of $18.96)*                                                           $20.06
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share                                                                             $18.96
---------------------------------------------------------------------------------------------------  -----------
CLASS B SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($93,507 / 4,930 shares outstanding)                                            $18.96
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $18.96
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (94.50/100 of $18.97)**                                                     $17.93
---------------------------------------------------------------------------------------------------  -----------
CLASS C SHARES:
---------------------------------------------------------------------------------------------------
Net Asset Value Per Share ($1,858 / 98 shares outstanding)                                                $18.96
---------------------------------------------------------------------------------------------------  -----------
Offering Price Per Share                                                                                  $18.96
---------------------------------------------------------------------------------------------------  -----------
Redemption Proceeds Per Share (99.00/100 of $18.96)**                                                     $18.77
---------------------------------------------------------------------------------------------------  -----------


 *See "What Shares Cost" in the Prospectus.

**See "Contingent Deferred Sales Charge" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)


Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)
Statement of Operations
--------------------------------------------------------------------------------
Year Ended October 31, 1996

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Dividends                                                                                             $1,775,008
----------------------------------------------------------------------------------------------------
Interest                                                                                               4,418,288
----------------------------------------------------------------------------------------------------  ----------
    Total income                                                                                       6,193,296
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                    $1,028,943
-----------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    204,571
-----------------------------------------------------------------------------------------
Custodian fees                                                                                37,395
-----------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     116,723
-----------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      7,025
-----------------------------------------------------------------------------------------
Auditing fees                                                                                 17,900
-----------------------------------------------------------------------------------------
Legal fees                                                                                     7,546
-----------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     56,454
-----------------------------------------------------------------------------------------
Distribution services fee--Class B Shares                                                         19
-----------------------------------------------------------------------------------------
Distribution services fee--Class C Shares                                                          2
-----------------------------------------------------------------------------------------
Shareholder services fee--Class A Shares                                                     340,939
-----------------------------------------------------------------------------------------
Shareholder services fee--Class B Shares                                                           6
-----------------------------------------------------------------------------------------
Share registration costs                                                                      45,229
-----------------------------------------------------------------------------------------
Printing and postage                                                                          32,356
-----------------------------------------------------------------------------------------
Insurance premiums                                                                             4,043
-----------------------------------------------------------------------------------------
Taxes                                                                                         22,998
-----------------------------------------------------------------------------------------
Miscellaneous                                                                                 10,048
-----------------------------------------------------------------------------------------  ---------
    Total expenses                                                                         1,932,197
-----------------------------------------------------------------------------------------
Waivers--
-----------------------------------------------------------------------------------------
Waiver of investment advisory fee                                               $(206,429)
------------------------------------------------------------------------------
Waivor of administrative personnel and services fee                               (69,571)
------------------------------------------------------------------------------
Waiver of shareholder services fee--Class A Shares                               (160,968)
------------------------------------------------------------------------------  ---------
    Total waivers                                                                           (436,968)
-----------------------------------------------------------------------------------------  ---------
        Net expenses                                                                                   1,495,229
----------------------------------------------------------------------------------------------------  ----------
            Net investment income                                                                      4,698,067
----------------------------------------------------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                                              $13,222,540
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                      246,245
----------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain on investments                                                   13,468,785
----------------------------------------------------------------------------------------------------  ----------
          Change in net assets resulting from operations                                                $18,166,852
----------------------------------------------------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)


Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             Year Ended            Year Ended
                                                                          October 31, 1996      October 31, 1995
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $      4,698,067      $      4,746,653
----------------------------------------------------------------------
Net realized gain (loss) on investments ($13,291,068 and $9,527,257,
respectively, as computed for federal tax purposes)                             13,222,540             9,527,257
----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                               246,245             7,067,004
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from operations                             18,166,852            21,340,914
----------------------------------------------------------------------  --------------------  --------------------
NET EQUALIZATION CREDITS (DEBITS)--                                               (105,828)              (98,118)
----------------------------------------------------------------------  --------------------  --------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------
  Class A Shares                                                                (4,746,649)           (4,670,579)
----------------------------------------------------------------------
Distributions from net investment gains
----------------------------------------------------------------------
  Class A Shares                                                                (9,454,029)             (700,551)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from distributions to
     shareholders                                                              (14,200,678)           (5,371,130)
----------------------------------------------------------------------  --------------------  --------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                    35,914,004            28,842,050
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                          11,037,554             3,810,223
----------------------------------------------------------------------
Cost of shares redeemed                                                        (54,691,774)          (39,237,007)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from share transactions                     (7,740,216)           (6,584,734)
----------------------------------------------------------------------  --------------------  --------------------
          Change in net assets                                                  (3,879,870)            9,286,932
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                            134,668,796           125,381,864
----------------------------------------------------------------------  --------------------  --------------------
End of period (including undistributed net investment income of
$282,059 and $2,534,002, respectively)                                    $    130,788,926      $    134,668,796
----------------------------------------------------------------------  --------------------  --------------------


(See Notes which are an integral part of the Financial Statements)


Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)
Financial Highlights--Class A Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      YEAR ENDED OCTOBER 31,                                     YEAR ENDED DECEMBER 31,
                                        1996       1995       1994       1993       1992       1991       1990(A)      1989
NET ASSET VALUE, BEGINNING OF PERIOD  $   18.38  $   16.25  $   16.87  $   15.91  $   15.74  $   13.60   $    15.11  $   14.94
------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------
 Net investment income                     0.61       0.63       0.51       0.55       0.65       0.74         1.37       0.91
------------------------------------
 Net realized and unrealized gain
 (loss)
 on investments                            1.81       2.21      (0.59)      1.58       0.39       2.17        (2.22)      0.91
------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------      -----    ---------
 Total from investment operations          2.42       2.84      (0.08)      2.13       1.04       2.91        (0.85)      1.82
------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------      -----    ---------
LESS DISTRIBUTIONS
------------------------------------
 Distributions from net investment
 income                                   (0.63)     (0.62)     (0.54)     (0.56)     (0.68)     (0.77)       (0.66)     (0.94)
------------------------------------
 Distributions from net realized
 gain on investment transactions          (1.21)     (0.09)    --           (0.61)      (0.19)    --        --            (0.71)
------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------       -----   ---------
 Total distributions                      (1.84)     (0.71)      (0.54)     (1.17)      (0.87)   (0.77)       (0.66)      (1.65)
------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------       -----   ---------
NET ASSET VALUE, END OF PERIOD        $    18.96 $    18.38 $    16.25 $    16.87 $    15.91 $    15.74 $      13.60 $    15.11
------------------------------------  ---------  ---------  ---------  ---------  ---------  ---------       -----   ---------
TOTAL RETURN (B)                           14.57%     17.99%     (0.48)%    14.10%     7.94%      21.78%       (5.90)%    12.46%
------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------
 Expenses                                  1.10%      1.07%      1.06%      1.04%      1.04%      1.01%        1.01%*      1.01%
------------------------------------
 Net investment income                     3.44%      3.71%      3.23%      3.49%      4.15%      4.91%        5.77%*      5.82%
------------------------------------
 Expense waiver/reimbursement (c)          0.27%      0.31%      0.07%      0.20%      0.21%      0.45%        0.54%*      0.51%
------------------------------------
SUPPLEMENTAL DATA
------------------------------------
 Net assets, end of period (000
 omitted)                              $130,694   $134,669   $125,382   $124,583    $95,387    $88,534      $79,003    $88,367
------------------------------------
 Average commission rate paid          $  .0307     --         --         --         --         --          --          --
------------------------------------
 Portfolio turnover                          74%        68%        45%        51%        43%        72%         49 %        26%
------------------------------------

                                        1988       1987
NET ASSET VALUE, BEGINNING OF PERIOD  $   14.89  $   15.34
------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------
 Net investment income                     0.85       0.81
------------------------------------
 Net realized and unrealized gain
 (loss)
 on investments                            0.52      (0.24)
------------------------------------  ---------  ---------
 Total from investment operations          1.37       0.57
------------------------------------  ---------  ---------
LESS DISTRIBUTIONS
------------------------------------
 Distributions from net investment
 income                                   (0.86)     (0.79)
------------------------------------
 Distributions from net realized
 gain on investment transactions           (0.46)      (0.23)
------------------------------------  ---------  ---------
 Total distributions                       (1.32)      (1.02)
------------------------------------  ---------  ---------
NET ASSET VALUE, END OF PERIOD        $    14.94 $    14.89
------------------------------------  ---------  ---------
TOTAL RETURN (B)                            9.28%       3.58%
------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------
 Expenses                                   1.00%       1.00%
------------------------------------
 Net investment income                      5.53%       5.07%
------------------------------------
 Expense waiver/reimbursement (c)           0.39%       0.22%
------------------------------------
SUPPLEMENTAL DATA
------------------------------------
 Net assets, end of period (000
 omitted)                               $90,504    $92,105
------------------------------------
 Average commission rate paid            --         --
------------------------------------
 Portfolio turnover                         131%       110%
------------------------------------


 (a) Reflects operations for the ten month period ended October 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)
Financial Highlights--Class B Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                     PERIOD ENDED
                                                                                                      OCTOBER 31,
                                                                                                        1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                   $   17.89
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
  Net investment income                                                                                     0.02
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                           1.05
--------------------------------------------------------------------------------------------------       -------
  Total from investment operations                                                                          1.07
--------------------------------------------------------------------------------------------------       -------
NET ASSET VALUE, END OF PERIOD                                                                         $   18.96
--------------------------------------------------------------------------------------------------       -------
TOTAL RETURN (B)                                                                                            5.98%
--------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------
  Expenses                                                                                                  1.96%*
--------------------------------------------------------------------------------------------------
  Net investment income                                                                                     3.52%*
--------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                          0.15%*
--------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                    $94
--------------------------------------------------------------------------------------------------
  Average commission rate paid                                                                         $   .0307
--------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                          74   %
--------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from August 30, 1996 (date of initial public offering) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)
Financial Highlights--Class C Shares
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                                     PERIOD ENDED
                                                                                                      OCTOBER 31,
                                                                                                        1996(A)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                   $   17.89
--------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
  Net investment income                                                                                     0.04
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                                                           1.03
--------------------------------------------------------------------------------------------------       -------
  Total from investment operations                                                                          1.07
--------------------------------------------------------------------------------------------------       -------
NET ASSET VALUE, END OF PERIOD                                                                         $   18.96
--------------------------------------------------------------------------------------------------       -------
TOTAL RETURN (B)                                                                                            5.98%
--------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------------------------
  Expenses                                                                                                  2.03%*
--------------------------------------------------------------------------------------------------
  Net investment income                                                                                     1.94%*
--------------------------------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                                                          0.15%*
--------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                                     $2
--------------------------------------------------------------------------------------------------
  Average commission rate paid                                                                         $   .0307
--------------------------------------------------------------------------------------------------
  Portfolio turnover                                                                                          74   %
--------------------------------------------------------------------------------------------------


 * Computed on an annualized basis.

 (a) Reflects operations for the period from August 30, 1996 (date of initial public offering) to October 31, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)
Notes to Financial Statements
--------------------------------------------------------------------------------
October 31, 1996

(1) ORGANIZATION

Federated Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares:
Class A Shares, Class B Shares and Class C Shares. The investment objectives of the Fund are to provide relative safety of capital with the possibility of long-term growth of capital and income.

The Fund's Board of Directors (the "Directors") approved a change in the name of the Fund as follows:

EFFECTIVE DATE      NEW NAME
March 31, 1996      Federated Stock and Bond Fund, Inc.


Effective August 29, 1996 the Fund added Class B Shares and Class C Shares.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, and unlisted securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of

                                       26

Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------
     the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for accumulated equalization. The following reclassification was made to the financial statements.

   PAID-IN CAPITAL          UNDISTRIBUTED NET INVESTMENT INCOME
      2,097,534                         (2,097,534)


     Net investment income, net realized gains, and net assets were not affected by this reclass.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     EQUALIZATION--The Fund follows the accounting practice known as equalization. With equalization, a portion of the proceeds from sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand of the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the

                                       27

Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------
     price provided by dealers in the secondary market, or if no market prices are available, at the fair value as determined by the Fund's pricing committee.

     Additional information on each restricted security held at October 31, 1996 is as follows:

                                                                                     ACQUISITION     ACQUISITION
                                     SECURITY                                            DATE            COST
     Equitable Life                                                                     10/17/96         993,550
----------------------------------------------------------------------------------
     International Home Foods, Inc.                                                     10/29/96         100,000
----------------------------------------------------------------------------------


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) CAPITAL STOCK

At October 31, 1996, par value shares ($0.001 per share) authorized were as follows:

                                                                                          POUND OF PAR VALUE
                                                                                       CAPITAL STOCK AUTHORIZED
Class A                                                                                        750,000,000
----------------------------------------------------------------------------------
Class B                                                                                        500,000,000
----------------------------------------------------------------------------------
Class C                                                                                        500,000,000
----------------------------------------------------------------------------------


                                       28

Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------

Transactions in capital stock were as follows:

                                                                YEAR ENDED                   YEAR ENDED
                                                             OCTOBER 31, 1996             OCTOBER 31, 1995
CLASS A SHARES                                            SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------  -----------  --------------  -----------  --------------
Shares sold                                               2,010,466  $   35,819,180    1,746,255  $   28,842,050
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      635,946      11,037,554      233,136       3,810,223
------------------------------------------------------
Shares redeemed                                          (3,082,912)    (54,691,774)  (2,369,562)    (39,237,007)
------------------------------------------------------  -----------  --------------  -----------  --------------
  Net change resulting from Class A share transactions     (436,500) $   (7,835,040) $  (390,171) $   (6,584,734)
------------------------------------------------------  -----------  --------------  -----------  --------------

                                                                                                  YEAR ENDED
                                                                                             OCTOBER 31, 1996(A)
                                     CLASS B SHARES                                          SHARES       AMOUNT
Shares sold                                                                                     4,930    $  93,028
-----------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                             --           --
-----------------------------------------------------------------------------------------
Shares redeemed                                                                                --           --
-----------------------------------------------------------------------------------------  -----------  -----------
  Net change resulting from Class B share transactions                                          4,930    $  93,028
-----------------------------------------------------------------------------------------  -----------  -----------

                                                                                                YEAR ENDED
                                                                                           OCTOBER 31, 1996(A)
                                    CLASS C SHARES                                        SHARES       AMOUNT
Shares sold                                                                                     98  $       1,796
---------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                          --           --
---------------------------------------------------------------------------------------
Shares redeemed                                                                             --           --
---------------------------------------------------------------------------------------  ---------  -------------
  Net change resulting from Class C share transactions                                          98  $       1,796
---------------------------------------------------------------------------------------  ---------  -------------
     Net change resulting from share transactions                                         (431,472) $  (7,740,216)
---------------------------------------------------------------------------------------  ---------  -------------


(a) For the period from August 30, 1996 (date of initial public offering) to October 31, 1996.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to (a) a maximum of 0.55% of the average daily net assets of the Fund, and
(b) 4.5% of the gross income of the Fund, excluding capital gains or losses.

                                       29

Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses of the average daily net assets of each class as follows:

Class A                                               0.25%
----------------------------------------------------------
Class B                                               0.75%
----------------------------------------------------------
Class C                                               0.75%
----------------------------------------------------------


For the year ended October 31, 1996, Class A did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, serves as transfer and dividend disbursing agent for the Fund. The fee paid is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

                                       30

Federated Stock and Bond Fund, Inc.
(formerly, Stock and Bond Fund, Inc.)

--------------------------------------------------------------------------------

(5) INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period ended
October 31, 1996, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $  103,584,945
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                               $   83,815,765
--------------------------------------------------------------------------------------------------  --------------


                                       31

Independent Auditors' Report
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of FEDERATED STOCK AND BOND FUND, INC.
(formerly, Stock and Bond Fund, Inc.):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Stock and Bond Fund, Inc. as of October 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1996 and 1995, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 1996 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements and financial higlights present fairly, in all material respects, the financial position of Federated Stock and Bond Fund, Inc. as of October 31, 1996, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                                                           DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
December 6, 1996

                                       32

Directors                                              Officers

--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          President
John T. Conroy, Jr.                                       J. Christopher Donahue
William J. Copeland                                       Executive Vice President
James E. Dowd                                             Edward C. Gonzales
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   John W. McGonigle
Peter E. Madden                                           Executive Vice President, Treasurer and Secretary
Gregor F. Meyer                                           Richard B. Fisher
John E. Murray, Jr.                                       Vice President
Wesley W. Posvar                                          J. Crilley Kelly
Marjorie P. Smuts                                         Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

                                       33





[LOGO OF FEDERATED INVESTORS]

       Federated Investors Tower
       Pittsburgh, PA 15222-3779

       Federated Securities Corp. is the distributor of the fund and a subsidiary of Federated Investors.


       Cusip 313911109
       Cusip 313911208
       Cusip 313911307
       G01454-01 (12/96)


A. The graphic presentation here displayed consists of a pie chart. The pie chart which depicts Quality Composition (corporate holdings) is divided as follows: A--23.60%; AA--10.09%; AAA--49.47%; B--0.20%; BB--2.64%; BBB--
14.00%.

B.The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath the graphic presentation. Federated Stock and Bond Fund, Inc.-Class A Shares is represented by a solid line, whereas Standard & Poor's Index is represented by a dotted line, Lehman Brothers Government/Corporate Bond Index is represented by a broken line, and Lipper Balanced Funds Average is represented by a broken dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 investment in Federated Stock and Bond Fund, Inc.-Class A Shares and Standard & Poor's 500 Index, Lehman Brothers Government/Corporate Bond Index, and Lipper Balanced Funds Average for the period from October 31, 1986 (start of performance) to October 31, 1996. The `y'' axis reflects the cost of the investment. the `x'' axis reflects computation periods from the ending value of the hypothetical investment in Federated Stock and Bond Fund, Inc. as compared to Standard & Poor's 500 Index, Lehman Brothers Government/Corporate Bond Index, and Lipper Balanced Funds Average; the ending values are $60,524; $97,896; $56,380; and $68,185, respectively.
Beneath the list of components that correspond to the line graph are the following average annual total return data for Federated Stock and Bond Fund, Inc.-Class A Shares: total return figures for the one-year, five-year, 10-year, and start of performance to October 31, 1996 are as follows:
8.27%, 9.38%, 8.63%, and 8.33%, respectively.

C.The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath the graphic presentation. Federated Stock and Bond Fund, Inc.-Class B Shares is represented by a solid line, whereas Standard & Poor's Index is represented by a dotted line, Lehman Brothers Government/Corporate Bond Index is represented by a broken line, and Lipper Balanced Funds Average is represented by a broken dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 investment in Federated Stock and Bond Fund, Inc.-Class B Shares and Standard & Poor's 500 Index, Lehman Brothers Government/Corporate Bond Index, and Lipper Balanced Funds Average for the period from August 30, 1996 (start of performance) to October 31, 1996. The `y'' axis reflects the cost of the investment. the `x'' axis reflects computation periods from the ending value of the hypothetical investment in Federated Stock and Bond Fund, Inc. as compared to Standard & Poor's 500 Index, Lehman Brothers Government/Corporate Bond Index, and Lipper Balanced Funds Average; the ending values are $25,128; $27,135; $26,038; and $26,403, respectively.
Beneath the list of components that correspond to the line graph is the average annual total return data for Federated Stock and Bond Fund, Inc.- Class B Shares: total return for the period from August 30, 1996 (start of performance) to October 31, 1996 was 0.50%.

D.The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath the graphic presentation. Federated Stock and Bond Fund, Inc.-Class C Shares is represented by a solid line, whereas Standard & Poor's Index is represented by a dotted line, Lehman Brothers Government/Corporate Bond Index is represented by a broken line, and Lipper Balanced Funds Average is represented by a broken dotted line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 investment in Federated Stock and Bond Fund, Inc.-Class C Shares and Standard & Poor's 500 Index, Lehman Brothers Government/Corporate Bond Index, and Lipper Balanced Funds Average for the period from August 30, 1996 (start of performance) to October 31, 1996. The `y'' axis reflects the cost of the investment. the `x'' axis reflects computation periods from the ending value of the hypothetical investment in Federated Stock and Bond Fund, Inc. as compared to Standard & Poor's 500 Index, Lehman Brothers Government/Corporate Bond Index, and Lipper Balanced Funds Average; the ending values are $26,248; $27,135; $26,038; and $26,403, respectively.
Beneath the list of components that correspond to the line graph is the average annual total return data for Federated Stock and Bond Fund, Inc.- Class C Shares: total return for the period from August 30, 1996 (start of performance) to October 31, 1996 was 3.95%.